SHARE INCENTIVE PLAN - Fair value of the options granted, assumptions used (Details)		12 Months Ended
	Apr. 02, 2018 multiple	Dec. 31, 2018 $ / shares	Dec. 31, 2017 multiple $ / shares
Assumptions used
Risk-free interest rate		2.73%
Expected volatility		38.00%	40.00%
Exercise multiples	2.2
Fair value of underlying ordinary share | $ / shares		$ 17.40	$ 11.67
Minimum
Assumptions used
Risk-free interest rate			2.15%
Exercise multiples			2.2
Maximum
Assumptions used
Risk-free interest rate			2.31%
Exercise multiples			2.8